Convertible Notes Payable Related Parties (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible notes payable - related parties	$ 268,000	$ 268,000	$ 298,000
Repayment of convertible notes payable-related parties		30,000
Chief Executive Officer [Member]
Convertible notes payable - related parties	$ 268,000	$ 268,000
Debt Conversion, Converted Instrument, Rate	8.00%	8.00%